Share based payment	12 Months Ended
Mar. 31, 2025
Share Based Payment [Abstract]
Share based payment
39.
Share based payment
a)
Replacement of Group Stock Option Plans

On August 23, 2021, all vested and unvested options outstanding for Group Stock Option Plans were replaced by the ‘2021 Stock Entitlement Program’ of the Company (Holding Company Stock Option Plans) with similar terms as per the original options. The employees of the Group were entitled to 0.8289 Holding Company Stock Option for every one Group Stock Option held for both vested and unvested options with no changes in vesting period and exercise period. The exercise price of Group Stock Option, which was fixed in INR, got converted into US Dollars using exchange rate as on the date of replacement, as exercise price of Holding Company Stock Option.

The Holding Company Stock Option Plans granted to the employees will be settled in Class A share of the Company. Therefore, the Holding Company Stock Option Plans have been classified as an equity settled share based payment. The replacement of Group Stock Option Plans with Holding Company Stock Option Plans is identified as replacement plan and accounted for as a modification of the Group Stock Option Plans. ESOP expenses [grant date fair value as per Group Stock Option Plans plus incremental fair value (if any) measured at the date of replacement] related to employees of the Group are recognised as employees’ expenses, over vesting period. The modification reduces the fair value of the stock options granted, measured immediately before and after the modification, and therefore the Group has not taken into account that decrease in fair value and had continued to measure the amount recognised for services received based on the grant date fair value of the Group Stock Option Plans granted. Pursuant to replacement of stock options, on the date of replacement, 6,933,865 vested and 7,146,270 unvested option of Group Stock Option Plans got replaced with 5,747,481 vested and 5,923,543 unvested Holding Company Stock Option Plans.

The fair value of stock options was estimated at the date of replacement using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of Holding Company Stock Option Plan as on the date of replacement:

Particulars	Group Stock Option Plans	Holding Company Stock Option Plans
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	25.67% - 37.87%	33.43% - 49.97%
Risk–free interest rate (%)	3.29% - 6.39%	0.05% - 1.03%
Weighted average expected life of options granted	0.07 years - 6.86 years	0.07 years - 6.86 years
Weighted average share price	INR 606.96	USD 8.17

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The relevant terms of the Holding Company Stock Option Plans are as below:

Holding Company Stock Option Plans
Particulars	2018 Stock Option Plan Modified	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Replacement date	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.

Time linked vesting:
50 % of grants will vest in 5 years as follows:
i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.
ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.
Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:
50 % of grants will vest in 5 years as follows:
i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.
ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.
Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:
5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

Performance linked vesting:
The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of original grant of option.	Time linked vesting: 5 years from the original grant date.

Exercise period	Within 10 years from the date of original grant upon vesting
Exercise price	USD 5.33	USD 5.33, 5.53 and 5.60	USD 4.53	USD 2.73	USD 1.75	USD 1.33
Settlement type	Equity settled
Expiry date	August 16, 2029	April 24, 2028 to December 31, 2030	April 10, 2027 to February 25, 2028	September 30, 2026	December 31, 2022 to January 1, 2025	September 30, 2021 to December 31, 2022

Number of options outstanding as at (in million):

March 31, 2025	1	1	7	1	1	1
March 31, 2024	1	1	7	1	1	1

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 1, 2022	12
Exercised / lapsed during the year	1
Outstanding as at March 31, 2023	11
Exercised / lapsed during the year	0
Outstanding as at March 31, 2024	11
Exercised / lapsed during the year	0
Outstanding as at March 31, 2025	11

Exercisable as at March 31, 2024	11
Exercisable as at March 31, 2025	11

-	The weighted average exercise price of these options outstanding was USD 4.20 for the period ended March 2025 (March 31,2024: USD 4.20).

-	The weighted average exercise price of exercisable options was USD 4.20 for the year ended March 31, 2025 (March 31, 2024: USD 4.20).

-	The weighted average exercise price of replacement of Group Stock Option Plans was USD 4.20 for the year ended March 31, 2025 (March 31, 2024: USD 4.20)

-	The weighted average exercise price of options exercised during the year was USD 4.13 for year ended March 31, 2025 (March 31, 2024: USD 2.15)

-	The weighted average remaining contractual life of options outstanding as at March 31, 2025 was 2.06 years (March 31, 2024: 2.97 years)

-	There were 17,254 options exercised during the year ended March 31, 2025 (March 31, 2024: 148,638 options)

b)
2021 Incentive Award Plan granted during the period August 23, 2021 to March 31, 2025

The Company introduced the 2021 Incentive Award Plan (Incentive Plan) to grant options to selected employees of the Group. The relevant terms of the Incentive Plan are as below:

According to this scheme, the employees selected by the compensation committee from time to time will be entitled to options as per grant letter issued by the compensation committee, subject to satisfaction of prescribed vesting conditions. The employees will be issued class A equity share of the Company on exercises of this incentive plan.

Particulars	2021 Incentive Plan
Grant date	February 10, 2025	October 23, 2024	August 23, 2024	May 24, 2024	May 15, 2024	April 10, 2024	April 1, 2024	April 1, 2024
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

12.5% shares to vest on last day of each quarter starting from Sep 2023 until entire subsequent option grant gets vested.

Restricted Stock Units (RSUs)
On the 1st anniversary of the Grant Date - 33%;
On the 2nd anniversary of the Grant Date – 33%;
On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)
On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Performance criteria.

Restricted Stock Units (RSUs)
On the 1st anniversary of the Grant Date - 33%;
On the 2nd anniversary of the Grant Date – 33%;
On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)
On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

Restricted Stock Units (RSUs)
On the 1st anniversary of the Grant Date - 33%;
On the 2nd anniversary of the Grant Date – 33%;
On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)
On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics

Exercise period	Within 10 years from the date of grant upon vesting			Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting		Within 8 years from date of grant upon vesting
Exercise price	USD 6.38	USD 5.95	USD 10	USD 0.0001	USD 6.06	USD 6.84	USD 0.0001	USD 0.0001
Settlement type	Equity Settled
Expiry date	February 10, 2035	October 23, 2034	August 23, 2034	May 24, 2032	May 15, 2034	April 10, 2034	April 1, 2032	April 1, 2032

Number of options outstanding as at (in million):

March 31, 2025	0	0	4	RSU- 0 PBU- 0	4	4	RSU- 0 PBU- 0	RSU- 1 PBU- 0
March 31, 2024	-	-	-	-	-	-	-	-

Particulars	2021 Incentive Plan
Grant date	February 15, 2024	November 1, 2023	October 27, 2023	September 13, 2023	September 13, 2023	August 23, 2023	July 7, 2023	June 5, 2023
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

Restricted Stock Units (RSUs)
On the 1st anniversary of the Grant Date - 33%;
On the 2nd anniversary of the Grant Date – 33%;
On the 3rd anniversary of the Grant Date – 34%

Performance Based Units (PBUs)
On the 3rd anniversary of the Grant Date – 100% subject to achievement of Performance Metrics.

12.5% shares to vest on last day of each quarter starting from Septemner 2023 untill entire subsequent option grant gets vested.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

Exercise period	Within 10 years from the date of grant upon vesting				Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting
Exercise price	USD 6.84	USD 5.78	USD 5.34	USD 5.87	USD 0.0001	USD 10.00	USD 5.48	USD 5.34
Settlement type	Equity Settled
Expiry date	February 15, 2034	November 1, 2033	October 27, 2033	September 13, 2033	August 22, 2031	August 23, 2033	July 7, 2033	June 5, 2033

Number of options outstanding as at (in million):

March 31, 2025	0	0	1	9	RSUs- 1; PBUs- 1	4	0	0
March 31, 2024	0	0	1	9	RSUs- 1; PBUs- 1	4	0	0

Particulars	2021 Incentive Plan
Grant date	March 15, 2023	November 15, 2022	September 15, 2022	August 22, 2022	June 10, 2022	August 23, 2021, November 15, 2021 and March 15, 2022	August 23, 2021
Vesting period

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

12.5% of stock options will vest at the end of each quarter over a period of 2 years in a time based manner.

Grant 1
80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's Performance criteria.
 Grant 2
80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 10% of stock options will vest at every anniversary of the grant date based on Company's Performance criteria

80% of options will vest over a period of 4 years in a time based manner, out of which 20% will vest after one year and remaining 60% will vest over the next 12 quarters (i.e. 5% in each quarter).
In addition, out of the remaining 20% option, 5% of stock options will vest at every anniversary of the grant date based on Company's performance.

6.25% of stock options will vest at the end of each quarter over a period of 4 years in a time based manner.
Exercise period	Within 10 years from the date of grant upon vesting
Exercise price	USD 5.85	USD 6.83	USD 10.00	USD 10.00	USD 10.00	USD 10.00	USD 10.00
Settlement type	Equity Settled
Expiry date	March 15, 2033	November 15, 2032	September 15, 2032	August 23, 2032	June 10, 2032	August 23, 2031 to February 23, 2032	August 23, 2031

Number of options outstanding as at (in million):

March 31, 2025	0	0	0	4	1	6	23
March 31, 2024	0	1	0	4	1	7	23

The fair value of stock options was estimated using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2021 Incentive Award Plan:

	For the year ended March 31,
2021 Incentive Award Plan	2024	2025
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	25.68% to 41.23%	28.52% to 33.90%
Risk–free interest rate (%)	0.78% to 5.42%	3.64% to 5.21%
Weighted average expected life of options granted	8 to 10 years	8 to 10 years
Weighted average share price	USD 4.98 to USD 9.65	USD 5.22 to USD 7.46

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The details of options outstanding are summarized below:

Particulars	Number of options (in million)
Outstanding as at April 1, 2022	30
Granted during the year	6
Exercised / lapsed during the year	0
Outstanding as at March 31, 2023	36
Granted during the year	16
Lapsed during the year	1
Outstanding as at March 31, 2024	51
Granted during the year	7
Lapsed during the year	1
Outstanding as at March 31, 2025	57

Exercisable as at March 31, 2025	40
Exercisable as at March 31, 2024	25

-	The weighted average exercise price of these options outstanding was USD 8.56 for the year ended March 31, 2025 (March 31, 2024: USD 8.81)

-	The weighted average exercise price of these options granted was USD 7.15 for the year ended March 31, 2025 (March 31, 2024: USD 6.36)

-	The weighted average exercise price of exercisable options was USD 9.47 for the year ended March 31, 2025 (March 31, 2024: USD 9.97)

-	The weighted average remaining contractual life for the share options outstanding as at March 31, 2025 was 7.27 years (March 31, 2024: 8.14 years).

-	There were 121,299 options (March 31, 2024: Nil) exercised during the year.

c)
Expenses arising from share-based payment transactions

The expense recognised for employee services received during the year is shown in the following table:

	For the year ended March 31,
Particulars	2023	2024	2025
Expense arising from equity-settled share-based payment transactions	2,512	2,278	2,402
Total expense arising from share-based payment transactions*	2,512	2,278	2,402

* This amount is inclusive of amount capitalised in different projects.